Subsequent events - Time charter-out arrangements (Details) - Vessels - LR2 - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2026	Nov. 30, 2025	Sep. 30, 2022	Dec. 31, 2025
STI Gauntlet
Disclosure of non-adjusting events after reporting period [line items]
Current Rate ($/Day)		$ 36,000	$ 32,750	$ 36,000
Initial Term		1 year	3 years	3 years
STI Lombard
Disclosure of non-adjusting events after reporting period [line items]
Current Rate ($/Day)			$ 32,750
Initial Term			3 years	3 years
STI Lombard | Execution of Time Charter-Out Agreement
Disclosure of non-adjusting events after reporting period [line items]
Current Rate ($/Day)	$ 33,000
Initial Term	5 years
STI Rambla | Execution of Time Charter-Out Agreement
Disclosure of non-adjusting events after reporting period [line items]
Current Rate ($/Day)	$ 30,500
Initial Term	8 years